Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted average shares – basic (in shares)	545,162,580	516,336,121
Dilutive impact of restricted shares (in shares)	0	0
Weighted average shares – diluted (in shares)	545,162,580	516,336,121
Antidilutive securities excluded from computation of EPS (in shares)	1,603,575	2,954,564